Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions
Related Party Transactions

NOTE 5 – Related Party Transactions

Office Lease – The Company leases its offices in London from The Doctors Laboratory (“TDL”) and has incurred expenses of approximately $33,000 and $37,000 plus VAT during the three months ended June 30, 2022 and 2021, respectively. The Company incurred expenses of approximately $67,000 and $75,000 plus VAT during the six months ended June 30, 2022 and 2021, respectively. Dr. Ray Prudo, the Company’s Chairman is also Chairman of TDL and David Byrne, a non-employee director of the Company is the Chief Executive Officer of TDL (see Note 6).

Laboratory Testing Services - The Company has received laboratory testing services for its clinical trials provided by TDL and has incurred expenses of approximately $5,000 and $19,000 plus VAT during the three months ended June 30, 2022 and 2021, respectively. The Company has incurred expenses of approximately $9,000 and $90,000 plus VAT during the six months ended June 30, 2022 and 2021, respectively, relating to these laboratory testing services provided by TDL. The Company has outstanding accounts payables with TDL of $28,000 and $69,000 as of June 30, 2022 and 2021, respectively.

Consulting – A non-employee director of the Company began providing business development consulting services in January 2018. The Company has incurred expenses of approximately $25,000 and $25,000 during the three months ended June 30, 2022 and 2021, respectively, relating to these consulting services. The Company has incurred expenses of approximately $50,000 and $50,000 during the six months ended June 30, 2022 and 2021, respectively, relating to these consulting services.